Operating expenses	6 Months Ended
Jun. 30, 2025
Operating expenses
Operating expenses

4. Operating expenses

	Half year ended
	30 June	30 June
	2025	2024
Continuing operations	£m	£m
Salaries	1,237	1,254
Bonus awards	271	223
Temporary and contract costs	79	80
Social security costs	207	187
Pension costs	173	169
- defined benefit schemes	52	59
- defined contribution schemes	121	110
Other	162	234
Staff costs	2,129	2,147

Premises and equipment	587	579
Depreciation and amortisation (1)	557	508
Other administrative expenses	745	823
Administrative expenses	1,889	1,910
Operating expenses	4,018	4,057

(1)	Includes depreciation on right of use assets of £47 million (30 June 2024- £53 million).